Debt (Details) - Schedule of Debt - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current
7.7% Debentures	$ 361,817	$ 454,969	$ 171,629
- from non-banking financial companies (NBFCs)	1,865,032	3,039,200
Total Debt Non current	1,865,032	3,039,200	7,503,664
Total Debt Current	2,553,368	2,470,748	4,744,890
Non-Banking Financial Companies [Member]
Current
- from non-banking financial companies (NBFCs)	1,269,251	960,892	$ 1,758,284
Related Party [Member]
Current
- from non-banking financial companies (NBFCs)	$ 922,300	$ 1,054,887